INCOME TAX	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 20 – INCOME TAX

A.	The Company is subject to the U.S. federal income tax rate of 21% plus state income tax rates which vary from state to state.

Income of the Israeli company is taxable at enacted tax rate of 23%.

The Company, Save Foods Ltd. and NTWO OFF Ltd. have not received final tax assessments since their inception although the tax reports of the Company for the years through December 31, 2015 and of Save Foods Ltd for the years through December 31, 2017 are deemed to be final.

As of December 31, 2024 and 2023, the Company and subsidiaries have estimated carry forward losses for tax purposes of approximately $31,202 and $24,689, respectively, of which $771 can be offset against taxable income generated until 2027 and $30,495 can be offset against future taxable income, if any.

B.	The following is a reconciliation between the theoretical tax on pre-tax loss, at the income tax rate applicable to the Company (federal tax rate) and the income tax expense reported in the financial statements:

	Year ended December 31
	2024	2023
	US Dollars

Pretax loss	5,602	7,260
Federal tax rate	21%	21%
Income tax computed at the federal income tax rate	1,176	1,525
Non-deductible expenses	(*)	(383)
Share-based compensation	(1)	(27)
Differences in corporate income tax rates	26	68
Remeasurement of deferred taxes for foreign currency effects	20	99
Changes in valuation allowance	(1,221)	(1,282)
	-	-

(*)	Less than $1 thousand.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 20 – INCOME TAX (continued)

C.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes and for carryforwards. Significant components of the Company’s deferred assets and liabilities are as follows:

	Year ended December 31
	2024	2023
Composition of deferred tax assets:	US Dollars

Employees and related institutions	2	4
Operating loss carry-forwards	6,883	5,493
Operating lease liabilities	2	11
Share-based compensation	182	182
Others	47	33
Total deferred tax assets	7,116	5,723

Composition of deferred tax liabilities:
Right-of-use asset	(2)	(13)
Total deferred tax liabilities	(2)	(13)

Net deferred tax assets	7,114	5,710
Valuation allowance	(7,114)	(5,710)

The net change during the year ended December 31, 2024 in the total valuation allowance amounted to $1,404